Document and Entity Information	Jul. 11, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 11, 2023
Entity Registrant Name	EXTRA SPACE STORAGE INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-32269
Entity Tax Identification Number	20-1076777
Entity Address, Address Line One	2795 East Cottonwood Parkway
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84121
City Area Code	801
Local Phone Number	365-4600
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	EXR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001289490
Amendment Flag	false